Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 17, 2012
Registrant Name	dei_EntityRegistrantName	SECURITY INCOME FUND /KS/
Central Index Key	dei_EntityCentralIndexKey	0000088498
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 17, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 17, 2012
Rydex SGI Municipal Income Fund (Prospectus Summary) | Rydex SGI Municipal Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIJAX
Rydex SGI Municipal Income Fund (Prospectus Summary) | Rydex SGI Municipal Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIJCX
Rydex SGI Municipal Income Fund (Prospectus Summary) | Rydex SGI Municipal Income Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIJIX